Commitment And Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Number of leases of its facilities	4
Investment in a limited partnership	$ 300
Commitment to fund additional amount at request	700
Rent expense	$ 893	$ 949
Minimum [Member]
Commitments And Contingencies [Line Items]
Lease terms, remaining terms in years	3 years
Maximum [Member]
Commitments And Contingencies [Line Items]
Lease terms, remaining terms in years	6 years